Document And Entity Information	12 Months Ended
Mar. 31, 2020 shares
Document And Entity Information [Abstract]
Entity Registrant Name	TAKEDA PHARMACEUTICAL CO LTD
Entity Central Index Key	0001395064
Current Fiscal Year End Date	--03-31
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Document Type	20-F
Document Period End Date	Mar. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Amendment Flag	false
Entity Common Stock, Shares Outstanding	1,557,765,596
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Interactive Data Current	Yes